Investment in Equity Affiliate (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Investment in Equity Affiliate [Abstract]
Balance, December 31, 2011	$ 38,805,802
Equity in net income of affiliate	1,896,839	1,575,012
Dividends received	(2,956,250)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,349,546)
Balance, September 30, 2012	$ 20,453,125